NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

**Gary Sundick**
**Vice President**
Listing Qualifications

CERTNIAS
001-35212

11007883

*Electronic Mail Only*

August 9, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated June 21, 2011, I advised you that the Exchange had received a Form 8-A from Pioneer Power Solutions, Inc. for registration of its Common Stock, $0.001 par value and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

Gary N. Sundick